S-K 1602(c) Dilution	Dec. 15, 2025 USD ($) $ / shares shares
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.2
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.8
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.37
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	2.63
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.52
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.48
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.87
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.13
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.16
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.85
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 849,499
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	(825,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,500,000
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.88
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.12
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 200,849,499
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	(825,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,500,000
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.36
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.64
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 150,849,499
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	(825,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,500,000
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.51
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.49
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 100,849,499
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	(825,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,500,000
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.84
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.16
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 50,849,499
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used, Adjustment (in Shares) | shares	(825,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,500,000
Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.2
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 9.8
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 1,250,098
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,325,000
Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.89
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.11
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 231,250,098
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	29,325,000
Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.37
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 2.63
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 173,756,098
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	23,575,000
Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.52
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 3.48
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 11,625,098
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,825,000
Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.87
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	0
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	$ 5.13
Net Tangible Book Value (in Dollars)	$ (1,902)
Net Tangible Book Value, Adjusted (in Dollars)	$ 58,750,098
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	6,325,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,075,000
Public Units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.15
Public Units [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.88
Public Units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.36
Public Units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.51
Public Units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.84
Public Units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.2
Public Units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.89
Public Units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.36
Public Units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.51
Public Units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.83
Net proceeds from this offering and the sale of the private placement shares [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	$ 231,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	201,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	231,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	231,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	231,240,000
Net proceeds from this offering and the sale of the private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	231,240,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Deferred Underwriting Commissions [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(400,599)
Overallotment Liability [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(400,599)
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(400,599)
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(400,599)
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(400,599)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(20,000,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(50,000,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(100,000,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(150,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(230,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(57,500,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	(115,000,000)
Amounts paid for redemptions [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars)	$ (172,500,000)
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered and sale of private placement shares [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares included in private placement units [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,000,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	50,000,000
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,000,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)
Ordinary shares redeemed [Member] | Without Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)